Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 9. INCOME TAXES

The Company’s net deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:

	December 31, 2023	December 31, 2022
Deferred tax assets
Start-up costs	$185,213	$20,335
Total deferred tax assets	185,213	20,335
Valuation allowance	(185,213)	(20,335)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the year ended December 31, 2023 and 2022 consists of the following:

	December 31, 2023	December 31, 2022
Federal
Current	$1,095,448	$—
Deferred	(132,884)	(16,389)

State
Current	—	—
Deferred	(31,993)	(3,946)
Change in valuation allowance	164,878	20,335
Income tax provision	$1,095,448	$—

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period ended December 31, 2023 and 2022 the change in the valuation allowance was $164,878 and $20,335, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate are as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.00%	21.0%
State taxes, net of federal tax benefit	(0.33)%	0.0%
Change in fair value of derivative warrant liabilities	(13.32)%	—%
Non-deductible transaction costs	2.23%	—%
Other permanent items, net	0.01%	—%
Change in valuation allowance	1.70%	(21.0)%
Income tax provision	11.28%	—%